Deferred tax assets and liabilities (Details 4) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 923,595	$ 14,200	₨ 643,097	₨ 438,318
Enacted tax rates in India	34.61%	34.61%	34.61%	34.61%
Computed expected tax expense / (benefit)	₨ 319,638		₨ 222,563	₨ 151,693
Effect of:
Share based payment expense not deductible for tax purposes	1,609		2,919	8,657
Unrecognised deferred tax assets on losses incurred during the year (net of temporary differences, if any)	0		0	16,476
Unrecognized deferred tax asset on temporary differences	26,086		(20,812)	(18,067)
Difference on account differential tax rates in different jurisdictions	(201)		(723)	(212)
Expenses/income not taxable	(860)		(2,562)	(2,751)
Recognition of previously unrecognized tax losses	(346,078)		(200,687)	(155,931)
Tax expense (income), continuing operations	₨ 194	$ 3	₨ 698	₨ (135)